NOTE 5 – FIXED ASSETS AND LEASEHOLD IMPROVEMENT	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Property, Plant and Equipment [Abstract]
NOTE 5 – FIXED ASSETS AND LEASEHOLD IMPROVEMENT

NOTE 5 – FIXED ASSETS AND LEASEHOLD IMPROVEMENT

The Company capitalized the renovation cost as leasehold improvement and the cost of furniture and appliances as fixed asset. Leasehold improvement relates to renovation and upgrade of an office and an offline display store. The leasehold improvement is depreciated over 3 years which equal the terms of the operating lease for renting an office. The furniture and appliances are depreciated over 7 and 5 years, respectively.

The depreciation expense was $39,902 and $39,748 for nine months ended May 31, 2022 and 2021, respectively.

	May 31, 2022	August 31, 2021
Leasehold improvement	$146,304	$146,304
Appliances and furniture	25,974	25,974
Total cost	172,278	172,278
Accumulated depreciation	(158,475)	(118,573)
Property and equipment, net	$13,803	$53,705

NOTE 5 – FIXED ASSETS AND LEASEHOLD IMPROVEMENT

The Company capitalized the renovation cost as leasehold improvement and the cost of furniture and appliances as fixed asset. Leasehold improvement relates to renovation and upgrade of an office and an offline display store. The leasehold improvement is depreciated over 3 years which equal the terms of the operating lease for renting an office. The furniture and appliances are depreciated over 7 and 5 years, respectively.

The depreciation expense was $53,048 and $52,446 for the years ended August 31, 2021 and August 31, 2020, respectively.

	August 31, 2021	August 31, 2020
Leasehold improvement	$146,304	$146,304
Appliances and furniture	25,974	20,974
Total cost	172,278	167,278
Accumulated depreciation	(118,573)	(65,525)
Property and equipment, net	$53,705	$101,753